AB Large Cap Value Fund

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Financials – 21.0%
Banks – 8.1%
Bank of America Corp.	277,919	$14,101,610
First Citizens BancShares, Inc./NC - Class A	1,869	3,707,928
M&T Bank Corp.	19,569	3,946,284
Wells Fargo & Co.	164,326	13,504,311

		35,260,133

Capital Markets – 5.9%
Charles Schwab Corp. (The)	124,278	11,910,803
CME Group, Inc.	23,300	6,209,683
Morgan Stanley	47,731	7,182,561

		25,303,047

Financial Services – 4.0%
Berkshire Hathaway, Inc. - Class B(a)	6,300	3,168,774
Corebridge Financial, Inc.	209,393	7,280,595
Fiserv, Inc.(a)	50,894	7,032,533

		17,481,902

Insurance – 3.0%
Progressive Corp. (The)	16,226	4,008,795
Willis Towers Watson PLC	27,692	9,049,469

		13,058,264

		91,103,346

Industrials – 12.7%
Aerospace & Defense – 5.5%
Hexcel Corp.	154,531	9,758,633
RTX Corp.	87,686	13,906,999

		23,665,632

Air Freight & Logistics – 0.9%
CH Robinson Worldwide, Inc.	30,695	3,950,446

Building Products – 1.1%
Builders FirstSource, Inc.(a)	34,313	4,758,527

Electrical Equipment – 2.1%
Eaton Corp. PLC	26,840	9,370,918

Machinery – 3.1%
CNH Industrial NV	434,427	4,974,189
Deere & Co.	17,570	8,409,705

		13,383,894

		55,129,417

Health Care – 12.7%
Health Care Equipment & Supplies – 1.5%
Medtronic PLC	67,842	6,296,416

Company	Shares	U.S. $ Value

Health Care Providers & Services – 6.3%
Encompass Health Corp.	50,765	$6,181,146
Labcorp Holdings, Inc.	35,519	9,873,927
UnitedHealth Group, Inc.	36,347	11,262,845

		27,317,918

Life Sciences Tools & Services – 2.3%
ICON PLC(a)	25,440	4,526,793
Thermo Fisher Scientific, Inc.	11,437	5,635,239

		10,162,032

Pharmaceuticals – 2.6%
Johnson & Johnson	20,113	3,563,420
Merck & Co., Inc.	89,702	7,545,733

		11,109,153

		54,885,519

Information Technology – 10.2%
Semiconductors & Semiconductor Equipment – 4.2%
Lam Research Corp.	106,329	10,648,849
NXP Semiconductors NV	33,044	7,760,383

		18,409,232

Software – 3.2%
Gen Digital, Inc.	206,606	6,239,501
Oracle Corp.	33,497	7,574,677

		13,814,178

Technology Hardware, Storage & Peripherals – 2.8%
Sandisk Corp./DE(a)	73,165	3,838,968
Western Digital Corp.	102,930	8,269,396

		12,108,364

		44,331,774

Consumer Discretionary – 9.4%
Broadline Retail – 1.0%
Amazon.com, Inc.(a)	19,264	4,411,456

Hotels, Restaurants & Leisure – 2.1%
McDonald’s Corp.	28,603	8,968,185

Specialty Retail – 6.3%
AutoZone, Inc.(a)	2,633	11,054,729
Bath & Body Works, Inc.	130,814	3,821,077
Lowe’s Cos., Inc.	47,861	12,351,010

		27,226,816

		40,606,457

Communication Services – 8.1%
Entertainment – 3.2%
Walt Disney Co. (The)	116,247	13,761,320

Interactive Media & Services – 3.6%
Alphabet, Inc. - Class C	58,834	12,562,824
Meta Platforms, Inc. - Class A	4,183	3,089,982

		15,652,806

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 1.3%
T-Mobile US, Inc.	22,108	$5,570,995

		34,985,121

Consumer Staples – 7.5%
Beverages – 2.1%
Coca-Cola Co. (The)	131,965	9,104,266

Consumer Staples Distribution & Retail – 5.4%
Dollar Tree, Inc.(a)	71,861	7,845,065
Walmart, Inc.	158,010	15,323,810

		23,168,875

		32,273,141

Energy – 6.0%
Energy Equipment & Services – 1.3%
Baker Hughes Co.	124,836	5,667,555

Oil, Gas & Consumable Fuels – 4.7%
EOG Resources, Inc.	77,540	9,678,543
Exxon Mobil Corp.	94,480	10,798,119

		20,476,662

		26,144,217

Utilities – 4.2%
Electric Utilities – 2.3%
American Electric Power Co., Inc.	90,607	10,059,189

Multi-Utilities – 1.9%
Ameren Corp.	82,418	8,223,668

		18,282,857

Real Estate – 4.2%
Health Care REITs – 0.8%
American Healthcare REIT, Inc.	86,110	3,684,647

Hotel & Resort REITs – 0.9%
Ryman Hospitality Properties, Inc.	38,043	3,758,268

Office REITs – 0.7%
COPT Defense Properties	100,601	2,895,297

Specialized REITs – 1.8%
Digital Realty Trust, Inc.	27,993	4,692,746
Extra Space Storage, Inc.	21,290	3,056,818

		7,749,564

		18,087,776

Materials – 3.8%
Chemicals – 2.0%
Corteva, Inc.	117,336	8,705,158

Company	Shares	U.S. $ Value

Metals & Mining – 1.8%
Reliance, Inc.	26,128	$7,725,004

		16,430,162

Total Common Stocks (cost $328,688,933)		432,259,787

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(b) (c) (d) (cost $664,058)	664,058	664,058

Total Investments – 100.0% (cost $329,352,991)(e)		432,923,845
Other assets less liabilities – 0.0%		61,845

Net Assets – 100.0%		$432,985,690

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $115,368,554 and gross unrealized depreciation of investments was $(11,797,700), resulting in net unrealized appreciation of $103,570,854.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Large Cap Value Fund

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$432,259,787	$—	$—	$432,259,787
Short-Term Investments	664,058	—	—	664,058

Total Investments in Securities	432,923,845	—	—	432,923,845
Other Financial Instruments(b)	—	—	—	—

Total	$432,923,845	$—	$—	$432,923,845

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$686	$78,495	$78,517	$664	$52